Marketable Securities - Estimated Fair Value of Marketable Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Investments Debt And Equity Securities [Abstract]
Available-for-sale marketable securities, Amortized cost, Matures in less than five years	$ 776,932	$ 1,181
Available-for-sale marketable securities, Amortized cost, Matures in more than five years	1,161	2,436
Available-for-sale marketable securities, Amortized cost	778,093	3,617
Available-for-sale marketable securities, Market Value, Matures in less than five years	774,300	1,001
Available-for-sale marketable securities, Market Value, Matures in more than five years	1,160	2,547
Available-for-sale marketable securities, Market Value	$ 775,460	$ 3,548